Earnings and Dividends Per Common Share, Earnings Per Common Share Calculations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings per Common Share, Basic and Diluted [Line Items]
Preferred stock, accretion of redemption discount and issuance costs	$ 19	$ 0		$ 86
Earnings Per Common Share [Abstract]
Wells Fargo net income (loss)	19,142	13,677	[1]	22,109	[1]
Preferred stock dividends and other	1,160	1,115		1,291
Wells Fargo net income (loss) applicable to common stock	$ 17,982	$ 12,562		$ 20,818
Earnings per common share
Average common shares outstanding (denominator) (in shares)	3,688.3	3,805.2		4,061.9
Per share (in dollars per share)	$ 4.88	$ 3.30		$ 5.13
Diluted earnings per common share
Average common shares outstanding (in shares)	3,688.3	3,805.2		4,061.9
Diluted average common shares outstanding (denominator) (in shares)	3,720.4	3,837.0		4,096.2
Per share (in dollars per share)	$ 4.83	$ 3.27		$ 5.08
Restricted share rights [Member]
Diluted earnings per common share
Diluted average common shares outstanding, adjustment (in shares)	32.1	31.8		34.3

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).